Vessel, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total impairment charge		$ 3,998
Impairment loss charged against vessels, net		3,392
Level2 [Member]
Total impairment charge		3,998
Vessels [Member]
Impairment loss charged against vessels, net		$ 3,392